SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. An investment in a subsidiary is consolidated into the consolidated financial statements from the date the control commences. For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity not held by the Company is shown as non-controlling interests. All significant inter-company balances and transactions have been eliminated upon consolidation.

(b) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the recoverability of property, plant and equipment, land use rights and goodwill, the realizability of VAT recoverable, inventories and deferred tax assets, the collectability of accounts receivable, the fair value of share-based compensation and contingent consideration and accruals for income tax uncertainties and other contingencies. Actual results could differ from those estimates.

(c) Foreign Currency Transactions

The accompanying consolidated financial statements have been expressed in RMB. The functional currency of the Company is the U.S. dollar, whereas the functional currency of the Company’s PRC subsidiaries is the RMB since the RMB is the currency of the PRC, the primary economic environment in which these subsidiaries operate. Transactions denominated in currencies other than the functional currency are converted into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are converted into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in foreign currency exchange losses in the consolidated statements of operations.

The Company’s assets and liabilities are translated from U.S. dollar into RMB, the Company’s reporting currency, using the exchange rate at the balance sheet date. Revenues, if any, and expenses of the Company are translated into RMB at average rates prevailing during the reporting period. Gains and losses resulting from translation of the Company’s financial statements into the reporting currency are recorded as a separate component of accumulated other comprehensive losses within shareholders’ equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

(d) Accounts Receivable

Accounts receivable are recorded at invoiced amount and do not bear interest. The Group reviews its accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of the balances. In evaluating the collectability of an accounts receivable balance, the Group considers various factors, including the age of the balance, the customer’s historical payment history and current credit-worthiness, and current economic trends. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

For the year ended December 31, 2010, a provision for doubtful accounts receivable of RMB47 was made and subsequently charged off against the allowance as the recovery was considered remote as of December 31, 2010. There were no provisions for or write-offs of doubtful debt during the years ended December 31, 2009 and 2011.

(e) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Costs of work-in-process and finished goods are composed of direct materials, direct labor and an allocation of manufacturing overhead based on normal operating capacity.

(f) Long-lived Assets

Property, plant and equipment

Property, plant and equipment are stated at cost less depreciation and impairment. Depreciation is provided over the estimated useful lives of the assets, using the straight-line method. When items are retired or otherwise disposed of, income or loss is credited or charged for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements or betterments are capitalized. The estimated useful lives of property, plant and equipment are as follows:

Buildings	10 to 50 years
Plant and machinery	5 to 10 years
Furniture and fixtures	3 to 10 years
Motor vehicles	4 to 10 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory, and expensed as cost of revenues when the inventory is sold. Costs incurred in the construction of property, plant and equipment, including an allocation of interest costs incurred, are capitalized and transferred out of construction-in-progress and into their respective asset category when the assets are ready for their intended use, at which time depreciation commences. Depreciation of the related property, plant and equipment during the periods in which the Group suspends production or defers the commencement of production due to reasons other than ordinary maintenance and repairs and regular holidays, is charged to expense and recorded in “other operating expenses”.

Impairment of long-lived assets

Long-lived assets, consisting of property, plant and equipment and land use rights are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future undiscounted cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Reversal of previously recognized impairment charge is prohibited. Assets to be disposed of are separately presented in the consolidated balance sheets and reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated.

(g) Land Use Rights

Land use rights represent the exclusive right to the use of land during a specific contractual term. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of the rights or the remaining period of the rights upon acquisition. As of December 31, 2010 and 2011, land use rights of RMB1,536 and RMB1,633, respectively, expected to be charged to expense within one year from the balance sheet date have been included in prepaid expenses and other current assets in the accompanying consolidated balance sheets. Land use rights as of December 31, 2011, include RMB19,417 for down payment of the land use right located in Beijing for which the land use right certificate has not been issued to the Group by the relevant PRC authority.

(h) Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the net assets acquired. Goodwill is not amortized, but is instead tested for impairment. Goodwill is reviewed for impairment annually at reporting unit level in accordance with the provisions of FASB ASC Topic 350, Intangibles—Goodwill and Other. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. The Group determines it has two reporting units, which are the biodiesel business and copper business. All the goodwill arises from the acquisition of subsidiaries in the copper business. Fair value of the copper business is determined by using market approach. If the fair value of the reporting unit exceed its carrying value, step two does not need to be performed.

The Group performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. The Group recognized a goodwill impairment loss of RMB41,440 for the year ended December 31, 2011 as described in Note 7. No impairment of goodwill was recorded for the year ended December 31, 2010.

(i) Revenue Recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery of products has occurred, the price is fixed or determinable, and collectability is reasonably assured. When products are delivered to the customers’ facilities or the customers take delivery at the Group’s facilities and the products are accepted by the customers, the customers are considered to have taken ownership and assumed the risk of loss of the products at this point of time. Customer acceptance is evidenced by signed delivery notes. In the PRC, value added tax (VAT) at a rate of 17% on the invoice amount is collected on behalf of tax authorities. Revenue is stated net of VAT.

(j) Share-based Payments

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period. The amount of cost recognized is adjusted to reflect the number of share options that are forfeited prior to vesting. If an award is cancelled without accompanied by the concurrent grant of a replacement award, any previously recognized compensation cost is not reversed and any previously measured but unrecognized cost is fully recognized at the cancellation date.

(k) Retirement and Other Postretirement Benefits

Pursuant to relevant PRC and Hong Kong regulations, the Group is required to make contributions to various defined contribution plans organized by the PRC and Hong Kong governments. The contributions are made for each qualifying PRC and Hong Kong employee at rates ranging from 5% to 22% on a standard salary base as determined by the relevant governmental authorities. Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided. For the years ended December 31, 2009, 2010, and 2011, contributions to the defined contribution plans were RMB1,844, RMB1,565 and RMB2,929, respectively. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

(l) Deferred Rebate Income

The Group entered into contract of a depositary receipt facility (“Facility”) with Bank of New York Mellon (“BONY Mellon”) for ADS depository service of 8 years (the “Service Contract”) on November 16, 2007. In order to secure the customer relationship, the bank provides rebates to the Group which is refundable to the extent of an early termination of the Service Contract by the Group. The Group recognized revenue from deferred rebate income over the contract term. For the years ended December 31, 2009, 2010 and 2011, the Group received rebates of RMB6,261, nil and nil respectively, of which other income of RMB5,743, RMB3,955 and RMB3,766 was recognized for the years ended December 31, 2009, 2010 and 2011.

(m) Research and Development Costs

Research and development costs are expensed as incurred.

(n) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that the change in tax rates or tax law is enacted.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

(o) Loss Per Share

Basic loss per share is computed by dividing net loss attributable to shareholders of Gushan by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by dividing adjusted net loss attributable to shareholders of Gushan by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options (using the treasury share method) and the ordinary shares issuable upon settlement of the contingent consideration liabilities in respect of the acquisition of Jin Xin and Xiangbei. Ordinary equivalent shares in the diluted loss per share computation are excluded to the extent that their effect is anti-dilutive.

(p) Segment Reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making operating decision, allocating resources and assessing performance. The Group’s chief operating decision maker is the chief executive officer of the Group. Prior to the acquisition of Jin Xin in November 2010, the Group had one operating segment. Since the acquisition of Jin Xin, the Group has two operating segments (i) biodiesel business and (ii) copper business.

The Group generates all revenues from customers in the PRC and the Group’s tangible long-lived assets are substantially located in the PRC. Consequently, no geographic information is presented.

(q) Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of the business that cover a wide range of matters, including among others, product and environmental liability and tax matters. In accordance with FASB ASC 450, Contingencies, the Group records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Group has experienced no product liability claims.

(r) Government Grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attaching them and the grants are received. Grants that do not have specific terms of usage are recorded as other income. For the years ended December 31, 2009, 2010 and 2011, grants received, which were included in other income, were RMB239, RMB3,959 and RMB11,263 respectively.

(s) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the lessor are charged to the statements of operations on a straight-line basis over the lease periods or on a unit-of-production basis, if the unit-of-production basis is more representative of the time pattern in which the benefit is derived from the lease, over the lease periods.

(t) Fair Value Measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides additional disclosures for transfers in and out of Levels I and II and for activity in Level III. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, the reporting entity shall not be required to provide the disclosures required for any previous periods presented for comparative purposes. The Group adopted the provisions of the ASU in 2010, except for the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which were adopted in 2011. The adoption of ASU 2010-06 did not have a material effect on the Group’s consolidated financial statements. See note 18 to the consolidated financial statements.

(u) Recently Issued Accounting Standards

Accounting Standards Update (“ASU”) 2011-11, an update to ASC 210, Balance Sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11, an update to ASC 210, Balance Sheet—Disclosures about Offsetting Assets and Liabilities. The FASB issued this ASU in conjunction with the International Accounting Standards Board’s (“IASB”) issuance of amendments to Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to International Financial Reporting Standards (“IFRS”)7, Financial Instruments: Disclosures). ASU 2011-11 requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS while retaining the existing offsetting models under U.S. GAAP and IFRS. For the Group, ASU 2010-11 is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. Since this standard impacts disclosure requirements only, the Group expects the adoption of ASU 2011-11 will not have a material impact on the Group’s consolidated results of operations or financial condition.

ASU 2011-05, an update to ASC 220, Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, Comprehensive Income—Presentation of Comprehensive Income. ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 permits entity to present the components of net income and comprehensive income in either one or two consecutive financial statements and eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. For the Group, ASU 2011-05 is effective for fiscal years, and interim periods within those years beginning after December 15, 2011. Retrospective application is required and early adoption is permitted. Since the standard impacts presentation and disclosure requirements only, the Group expects the adoption of ASU 2011-05 will not have a material impact on the Group’s consolidated results of operations or financial condition.

ASU 2011-04, an update to ASC820, Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, an update to ASC 820, Fair Value Measurements and Disclosures – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 is issued to provide largely identical guidance about fair value measurement and disclosure requirements with the IASB’s new IFRS 13, Fair Value Measurement. ASU 2011-04 provides guidance about how fair value should be applied where it already is required or permitted under U.S. GAAP and most of changes are clarifications of existing guidance or wording changes to align with IFRS 13. ASU 2011-04 requires a reporting entity to disclose a change, if any, in valuation technique and related inputs that result from applying the ASU and to quantify the total effect, if practicable in the period of adoption. For the Group, ASU 2011-04 is effective prospectively for interim and annual periods beginning after December 15, 2011. The Group expects the adoption of ASU 2011-04 will not have a material impact on the Group’s consolidated results of operations or financial condition.

ASU 2010-29, an update to ASC 805, Business Combinations

In December 2010, the FASB issued ASU 2010-29, Business Combinations (ASC 805): Disclosure of Supplementary Pro Forma Information for Business Combination. ASU 2010-29 requires disclosure about pro forma information including revenues and earnings of the combined entity within the notes to the financial statements and pro forma information be presented as if business combination occurred at the beginning of the prior annual reporting period for purposes of calculating both the current and prior reporting period pro forma financial information. ASU 2010-29 also requires that the disclosure be accompanied by narrative description of the amount and nature of material nonrecurring pro forma adjustment. For the Group, ASU 2010-29 is effective for business combinations with effective dates on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Prospective application is required with early adoption permitted. The Group adopted the provisions of this standard prospectively to business combinations with effective dates on or after January 1, 2011. The adoption of ASU 2010-29 did not have any impact on the Group’s consolidated results of operations or financial condition.